Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swaps Designated as Fair Value Hedges

SUMMARY OF INTEREST RATE SWAPS DESIGNATED AS FAIR VALUE HEDGES

December 31,	2014		2013
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other liabilities	$8,937	$(765)	$21,172	$(1,632)

Summary of Interest Rate Swaps Components	SUMMARY OF INTEREST RATE SWAPS COMPONENTS

December 31,	2014	2013
Weighted average pay rate	7.24%	6.94%
Weighted average receive rate	2.09%	2.04%
Weighted average maturity in years	2.05	1.9

Summary of Interest Rate Swaps Not Designated as Hedging Instruments

SUMMARY OF INTEREST RATE SWAPS NOT DESIGNATED AS HEDGING INSTRUMENTS

December 31,	2014		2013
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other assets	$174,524	$12,294	$251,207	$23,299
Other liabilities	174,524	(12,419)	251,207	(23,526)